ENDURANCE EXPLORATION GROUP, INC. - Consolidated Balance Sheets - USD ($)		Dec. 31, 2015	Dec. 31, 2014
Current Assets:
Cash and cash equivalents		$ 825	$ 1,050
Prepaid expenses		350,000
TOTAL CURRENT ASSETS		350,825	1,050
Fixed Assets:
Equipment, furniture and fixtures		679,415	624,471
Accumulated depreciation		(355,800)	(256,769)
Total Fixed Assets, net		323,615	367,702
Other assets		1,100	1,100
Total Assets		675,540	369,852
Current Liabilities:
Accounts payable and accrued expenses		166,912	124,777
Liabilities from discontinued operations			63,144
Loans and notes payable to related parties		155,500	341,500
Total Current Liabilities		322,412	529,421
TOTAL LIABILITIES		$ 322,412	$ 529,421
Stockholders' Equity
Preferred stock	[1]
Common stock	[2]	$ 430,244	$ 366,289
Additional paid-in capital		6,520,724	5,098,470
Accumulated deficit		(6,597,840)	(5,624,328)
TOTAL STOCKHOLDERS' EQUITY		353,128	(159,569)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY		$ 375,540	$ 369,852

[1]	10,000,000 authorized, $0.001 par value, 0 and 0 issued and outstanding.
[2]	100,000,000 authorized; $0.01 par value, 43,024,369 and 36,628,860 shares issued and outstanding